RELATED PARTY TRANSACTIONS (Details) - Dr. Robert Langer - Consulting agreement $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party Transactions
Holding percentage of common stock	5.00%
Consulting fees	$ 250